Loans (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Summary of Loan Portfolio According to Classification and Subsequent Measurement
The following table presents the loan portfolio:

	December 31,
	2024	2023
Loans - principal balance	8,375,172	7,195,567
Interest receivable	117,931	109,082
Unearned interest and deferred fees	(31,116)	(24,719)
Gross balance	8,461,987	7,279,930
Loss allowances	(78,158)	(59,410)
Loans, net	8,383,829	7,220,520

Schedule of Fixed and Floating Interest Rate Distribution of the Loan Portfolio
The fixed and floating interest rate distribution of the loan portfolio is as follows:

	December 31,
	2024	2023
Fixed interest rate	4,932,569	3,875,937
Floating interest rates	3,529,418	3,403,993
Total	8,461,987	7,279,930

Summary of Information Related to Loans Granted to Shareholders
The following table details information relating to loans granted to class A and B shareholders:

	December 31,
	2024	2023
Loans to class A and B shareholders	556,000	397,300
% Loans to class A and B shareholders over total loan portfolio	7%	6%
% Class A and B stockholders with loans over number of class A and B stockholders	13%	10%